SECURITIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Security Grade		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	$ 513,668		$ 433,224
Unrealized gains	5,782		1,520
Unrealized losses	1,050		6,818
Fair value	518,400		427,926
OTTI recognized in accumulated other comprehensive loss	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	130,648		131,526
Less Than Twelve Months, Unrealized Losses	535		1,112
Twelve Months or More, Fair Value	38,343		184,420
Twelve Months or More, Unrealized Losses	515		5,706
Total, Fair value	168,991		315,946
Total, Unrealized Losses	1,050		6,818
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Credit related OTTI charges recognized in earnings	$ 0		0	$ 0
Number of securities settled which were recorded under OTTI | Security	1
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 1,594		1,594	1,594
Additions to credit losses on securities for which no previous OTTI was recognized	0		0	0
Increases to credit losses on securities for which OTTI was previously recognized	0		0	0
Reduction	(380)	[1]	0	0
Balance at end of period	1,214		1,594	$ 1,594
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year	10,737
Maturing after one year but within five years	50,035
Maturing after five years but within ten years	47,634
Maturing after ten years	35,055
Amortized cost	143,461
U.S. agency residential mortgage-backed	226,130
U.S. agency commercial mortgage-backed	10,671
Private label mortgage-backed	39,248
Other asset backed	94,158
Amortized cost	513,668		433,224
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year	10,761
Maturing after one year but within five years	50,839
Maturing after five years but within ten years	49,070
Maturing after ten years	35,633
Total available-for-sale securities fair value	146,303
U.S. agency residential mortgage backed	227,762
U.S. agency commercial mortgage-backed	10,756
Private label mortgage-backed	39,693
Other asset backed	93,886
Total	518,400		427,926
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	14,591		20,198
Unrealized gains	89		9
Unrealized losses	19		193
Fair value	14,661		20,014
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	2,782		7,150
Less Than Twelve Months, Unrealized Losses	8		46
Twelve Months or More, Fair Value	2,712		11,945
Twelve Months or More, Unrealized Losses	11		147
Total, Fair value	5,494		19,095
Total, Unrealized Losses	$ 19		193
Number of securities with market fair value less than amortized cost | Security	29
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 14,591		20,198
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	14,661		20,014
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	226,130		124,777
Unrealized gains	1,910		817
Unrealized losses	278		1,843
Fair value	227,762		123,751
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	56,377		18,374
Less Than Twelve Months, Unrealized Losses	126		180
Twelve Months or More, Fair Value	13,551		48,184
Twelve Months or More, Unrealized Losses	152		1,663
Total, Fair value	69,928		66,558
Total, Unrealized Losses	$ 278		1,843
Number of securities with market fair value less than amortized cost | Security	111
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 226,130		124,777
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	227,762		123,751
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	10,671		5,909
Unrealized gains	113		1
Unrealized losses	28		184
Fair value	10,756		5,726
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	3,284		566
Less Than Twelve Months, Unrealized Losses	24		3
Twelve Months or More, Fair Value	659		5,094
Twelve Months or More, Unrealized Losses	4		181
Total, Fair value	3,943		5,660
Total, Unrealized Losses	$ 28		184
Number of securities with market fair value less than amortized cost | Security	9
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 10,671		5,909
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	10,756		5,726
Private Label Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	39,248		29,735
Unrealized gains	544		321
Unrealized losses	99		637
Fair value	39,693		29,419
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	16,387		8,273
Less Than Twelve Months, Unrealized Losses	55		57
Twelve Months or More, Fair Value	343		16,145
Twelve Months or More, Unrealized Losses	44		580
Total, Fair value	16,730		24,418
Total, Unrealized Losses	$ 99		637
Number of securities with market fair value less than amortized cost | Security	22
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	$ 1,204
Amortized cost	953
Non-credit unrealized loss	0
Unrealized gain	251
Cumulative credit related OTTI	$ 1,214
Number of securities reviewed for OTTI | Security	2
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 39,248		29,735
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	39,693		29,419
Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	601
Amortized cost	511
Non-credit unrealized loss	0
Unrealized gain	90
Cumulative credit related OTTI	757
Super Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value	603
Amortized cost	442
Non-credit unrealized loss	0
Unrealized gain	161
Cumulative credit related OTTI	457
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	94,158		83,481
Unrealized gains	103		86
Unrealized losses	375		248
Fair value	93,886		83,319
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	34,027		53,043
Less Than Twelve Months, Unrealized Losses	233		160
Twelve Months or More, Fair Value	13,839		10,235
Twelve Months or More, Unrealized Losses	142		88
Total, Fair value	47,866		63,278
Total, Unrealized Losses	$ 375		248
Number of securities with market fair value less than amortized cost | Security	58
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 94,158		83,481
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	93,886		83,319
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	94,499		130,244
Unrealized gains	1,724		257
Unrealized losses	121		2,946
Fair value	96,102		127,555
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	15,666		25,423
Less Than Twelve Months, Unrealized Losses	84		262
Twelve Months or More, Fair Value	5,396		80,701
Twelve Months or More, Unrealized Losses	37		2,684
Total, Fair value	21,062		106,124
Total, Unrealized Losses	$ 121		2,946
Number of securities with market fair value less than amortized cost | Security	42
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 94,499		130,244
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	96,102		127,555
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	31,904		34,866
Unrealized gains	1,296		29
Unrealized losses	5		586
Fair value	33,195		34,309
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	2,125		17,758
Less Than Twelve Months, Unrealized Losses	5		343
Twelve Months or More, Fair Value	0		9,222
Twelve Months or More, Unrealized Losses	0		243
Total, Fair value	2,125		26,980
Total, Unrealized Losses	$ 5		586
Number of securities with market fair value less than amortized cost | Security	2
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	$ 31,904		34,866
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	33,195		34,309
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	1,968		1,964
Unrealized gains	0		0
Unrealized losses	125		145
Fair value	1,843		1,819
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value	0		939
Less Than Twelve Months, Unrealized Losses	0		61
Twelve Months or More, Fair Value	1,843		880
Twelve Months or More, Unrealized Losses	125		84
Total, Fair value	1,843		1,819
Total, Unrealized Losses	$ 125		145
Number of securities with market fair value less than amortized cost | Security	2
Number of issues rated as investment grade | Grade	1
Number of securities not rated | Security	1
Non-rated securities, amortized cost	$ 1,000
Fair value of non-rated trust preferred securities	910
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	1,968		1,964
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	1,843		1,819
Foreign Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost	499		2,050
Unrealized gains	3		0
Unrealized losses	0		36
Fair value	502		2,014
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value			0
Less Than Twelve Months, Unrealized Losses			0
Twelve Months or More, Fair Value			2,014
Twelve Months or More, Unrealized Losses			36
Total, Fair value			2,014
Total, Unrealized Losses			36
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized cost	499		2,050
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Total	$ 502		$ 2,014

[1]	During 2019 one security with previously recorded OTTI was settled and balance is now zero.